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MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660

                                         May 5, 2005

VIA EDGAR

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

        Re:     MetLife Investors USA Insurance Company and
                MetLife Investors USA Separate Account A
                File No. 333-60174 (Series C)
                Rule 497(j) Certification

Commissioners:

        On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Statement of Additional Information ("SAI") and Supplement to the May 1, 2005 Prospectus, each dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on April 26, 2005.

        If you have any questions, please contact me at (617) 578-3514.

                                         Sincerely,

                                         /s/ Michele H. Abate
                                         Michele H. Abate
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company